Segmented Information - Summary of Results by Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net premium income	$ 39,065	$ 32,917
Net investment income (loss)	11,624	35,400
Other revenue	11,132	10,591
Total revenue	61,821	78,908
Net benefits and claims	35,822	55,235
Interest expense	1,011	1,181
Other expenses	16,863	15,721
Total contract benefits and expenses	53,696	72,137
Income (loss) before income taxes	8,125	6,771
Income tax (expense) recovery	(1,213)	(1,195)
Net income (loss)	6,912	5,576
Non-controlling interests	255	250
Participating policyholders	(448)	(545)
Net income (loss) attributed to shareholders and other equity holders	7,105	5,871
Total assets	917,643	880,349
Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	36,130	29,967
Net benefits and claims	37,982	44,350
Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	2,935	2,950
Net benefits and claims	(2,160)	10,885
Operating segments [Member] | Asia Division [Member]
Disclosure of operating segments [line items]
Net premium income	22,986	20,479
Net investment income (loss)	4,889	6,630
Other revenue	1,696	1,346
Total revenue	29,571	28,455
Net benefits and claims	20,878	21,427
Interest expense	232	269
Other expenses	5,273	5,123
Total contract benefits and expenses	26,383	26,819
Income (loss) before income taxes	3,188	1,636
Income tax (expense) recovery	(445)	(233)
Net income (loss)	2,743	1,403
Non-controlling interests	253	250
Participating policyholders	(567)	(609)
Net income (loss) attributed to shareholders and other equity holders	3,057	1,762
Total assets	162,970	145,801
Operating segments [Member] | Asia Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	20,428	17,983
Net benefits and claims	18,240	17,997
Operating segments [Member] | Asia Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	2,558	2,496
Net benefits and claims	2,638	3,430
Operating segments [Member] | Canadian Division [Member]
Disclosure of operating segments [line items]
Net premium income	9,561	9,167
Net investment income (loss)	1,469	8,458
Other revenue	1,336	1,013
Total revenue	12,366	18,638
Net benefits and claims	6,905	14,765
Interest expense	269	342
Other expenses	3,401	3,141
Total contract benefits and expenses	10,575	18,248
Income (loss) before income taxes	1,791	390
Income tax (expense) recovery	(336)	(131)
Net income (loss)	1,455	259
Participating policyholders	101	64
Net income (loss) attributed to shareholders and other equity holders	1,354	195
Total assets	169,736	167,236
Operating segments [Member] | Canadian Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	9,217	8,833
Net benefits and claims	10,276	10,385
Operating segments [Member] | Canadian Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	344	334
Net benefits and claims	(3,371)	4,380
Operating segments [Member] | US Division [Member]
Disclosure of operating segments [line items]
Net premium income	6,371	3,131
Net investment income (loss)	5,061	17,519
Other revenue	1,824	2,711
Total revenue	13,256	23,361
Net benefits and claims	7,779	19,028
Interest expense	47	54
Other expenses	2,947	2,714
Total contract benefits and expenses	10,773	21,796
Income (loss) before income taxes	2,483	1,565
Income tax (expense) recovery	(385)	(296)
Net income (loss)	2,098	1,269
Participating policyholders	18
Net income (loss) attributed to shareholders and other equity holders	2,080	1,269
Total assets	290,838	288,814
Operating segments [Member] | US Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	6,338	3,011
Net benefits and claims	9,307	16,099
Operating segments [Member] | US Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	33	120
Net benefits and claims	(1,528)	2,929
Operating segments [Member] | Global wealth and asset management [member]
Disclosure of operating segments [line items]
Net investment income (loss)	28	39
Other revenue	6,513	5,710
Total revenue	6,541	5,749
Net benefits and claims	101	146
Interest expense	1	2
Other expenses	4,798	4,329
Total contract benefits and expenses	4,900	4,477
Income (loss) before income taxes	1,641	1,272
Income tax (expense) recovery	(233)	(172)
Net income (loss)	1,408	1,100
Non-controlling interests	2
Net income (loss) attributed to shareholders and other equity holders	1,406	1,100
Total assets	259,363	236,593
Operating segments [Member] | Global wealth and asset management [member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net benefits and claims	101
Corporate and other [member]
Disclosure of operating segments [line items]
Net premium income	147	140
Net investment income (loss)	177	2,754
Other revenue	(237)	(189)
Total revenue	87	2,705
Net benefits and claims	159	(131)
Interest expense	462	514
Other expenses	444	414
Total contract benefits and expenses	1,065	797
Income (loss) before income taxes	(978)	1,908
Income tax (expense) recovery	186	(363)
Net income (loss)	(792)	1,545
Net income (loss) attributed to shareholders and other equity holders	(792)	1,545
Total assets	34,736	41,905
Corporate and other [member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	147	140
Net benefits and claims	$ 159	$ (131)